                               Janus Twenty Fund
                               Janus Venture Fund
                              Janus Overseas Fund
                          Janus Global Technology Fund
                   Janus Money Market Funds - Investor Shares

                      Supplement dated January 1, 2001 to
                      Statements of Additional Information
           dated January 31, 2000, as supplemented September 25, 2000

THIS INFORMATION SUPPLEMENTS EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH STATEMENT OF ADDITIONAL INFORMATION TOGETHER CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST ANOTHER COPY OF A STATEMENT OF ADDITIONAL INFORMATION, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.